Changes in the Presentation of Results for Loans at Fair Value and Related Derivatives - Schedule of Error Correction on Realized Gain (Loss) on Derivatives (Detail) (USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Noninterest income
Realized gain (loss) on derivatives	$ (18,255)	$ (14,217)	$ (9,931)
Immaterial Error Correction | Interest Income
Realized gain (loss) on derivatives	$ (18,255)	$ (14,217)	$ (9,931)